UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23027

John Hancock Collateral Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Collateral Trust

Quarterly portfolio holdings 9/30/17

Fund’s investments
As of 9-30-17 (unaudited)
	Maturity date	Yield (%)	Par value^	Value
Commercial paper 61.3%				$1,237,466,685
(Cost $1,237,535,465)
Automatic Data Processing, Inc.	10-04-17	2.296	25,000,000	24,996,118
Bank of Tokyo-Mitsubishi UFJ, Ltd.	10-02-17 to 12-20-17	1.217 to 1.414	100,000,000	99,918,084
Barclays Bank PLC	10-02-17	1.115	75,000,000	74,992,594
BASF SE	12-20-17	2.585	25,000,000	24,931,439
BMW US Capital LLC	10-03-17 to 10-06-17	1.105	50,000,000	49,991,607
BNP Paribas SA	10-02-17 to 12-13-17	1.024 to 1.308	102,000,000	102,000,000
Bridgestone Americas, Inc.	10-06-17	1.136	15,000,000	14,996,558
CAFCO LLC	12-14-17 to 12-21-17	1.322 to 1.342	40,000,000	39,885,597
Cargill, Inc.	10-03-17 to 10-05-17	1.126 to 1.146	62,000,000	61,990,750
Chariot Funding LLC	10-31-17	1.238	25,000,000	24,971,956
Cummins, Inc.	10-03-17	1.136	17,650,000	17,647,694
Danske Corp.	10-06-17 to 11-03-17	1.237 to 1.543	10,300,000	10,293,524
Essilor International SA	10-16-17	1.177	25,000,000	24,985,940
Exxon Mobil Corp.	10-02-17	1.115	20,000,000	19,998,220
Georgia Transmission Corp.	01-17-18	1.313	25,000,000	24,907,035
JP Morgan Securities LLC	10-02-17 to 03-23-18	1.217 to 1.480	49,000,000	48,787,354
Jupiter Securitization Company LLC	10-10-17	1.197 to 1.207	45,140,000	45,123,242
Koch Resources LLC	10-03-17 to 10-05-17	1.146 to 1.176	100,325,000	100,310,386
L'Oreal USA, Inc.	10-02-17 to 10-06-17	1.075 to 1.156	40,000,000	39,995,168
Macquarie Bank, Ltd.	12-01-17 to 09-12-18	1.372 to 1.680	25,000,000	24,734,335
Manhattan Asset Funding Company LLC	10-02-17 to 10-05-17	1.166 to 1.257	53,390,000	53,382,063
Novartis Finance Corp.	10-04-17	1.115	5,000,000	4,999,244
Old Line Funding LLC	10-13-17 to 10-18-17	1.217 to 1.228	43,500,000	43,475,866
Swedbank AB	10-02-17	1.166	25,000,000	24,997,600
Telstra Corp., Ltd.	10-10-17 to 12-19-17	1.308 to 1.322	99,000,000	98,890,550
Toyota Credit Canada, Inc.	10-27-17	1.390	15,000,000	14,986,642
Unilever Capital Corp.	10-02-17 to 10-03-17	1.055	40,000,000	39,995,755

Wal-Mart Stores, Inc.	10-02-17	1.044 to 1.115	32,000,000	31,997,107

Washington Gas Light Company	10-03-17 to 10-16-17	1.146 to 1.187	49,300,000	49,284,257
Corporate interest-bearing obligations 27.7%				$559,080,830
(Cost $559,035,339)
American Honda Finance Corp. (A)	02-16-18	1.316	2,325,000	2,325,290

American Honda Finance Corp.	03-13-18	1.347	1,750,000	1,750,787
Caisse Centrale Desjardins (A)	01-29-18	1.533	3,780,000	3,783,190
Chevron Corp.	12-05-17 to 03-02-18	1.242 to 1.357	17,058,000	17,051,662
Chevron Corp. (B)	11-15-17 to 03-02-18	1.298 to 1.331	8,592,000	8,595,318
Credit Suisse AG (B)	01-29-18	1.495	40,484,000	40,559,247
Credit Suisse AG	01-29-18 to 04-27-18	1.615 to 1.705	57,537,000	57,582,160
Eli Lilly & Company	03-15-18	1.376	1,500,000	1,520,148
Exxon Mobil Corp.	03-06-18	1.312	2,018,000	2,016,933
General Electric Company	12-06-17	1.302	22,000,000	22,153,644
John Deere Capital Corp.	10-10-17	1.267	2,000,000	1,999,942
John Deere Capital Corp. (B)	01-16-18	1.272	11,262,000	11,270,016
Macquarie Bank, Ltd. (A)(B)	10-27-17	1.461	15,253,000	15,259,528
Macquarie Bank, Ltd. (A)	10-27-17	1.495	50,385,000	50,391,801
NSTAR Electric Company	11-15-17	1.597	108,000	108,457
Old Line Funding LLC (A)(B)	11-13-17 to 12-11-17	1.323 to 1.365	45,000,000	44,999,715
PepsiCo, Inc. (B)	10-13-17	1.299	10,000,000	10,001,216
Philip Morris International, Inc.	05-16-18	1.428	10,000,000	10,253,931
PNC Bank NA (B)	06-01-18	1.353	67,102,000	67,285,188
PNC Bank NA	02-23-18	1.439	2,500,000	2,500,185
State Street Corp.	05-15-18	1.354	5,000,000	4,995,080
2	JOHN HANCOCK Collateral Trust | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Maturity date	Yield (%)	Par value^	Value

The Walt Disney Company	09-17-18	1.440	1,250,000	$1,250,477
Thunder Bay Funding LLC (A)(B)	12-18-17	1.323	35,000,000	34,996,360
Toyota Motor Credit Corp. (B)	11-13-17	1.292	25,000,000	25,001,750
Toyota Motor Finance Netherlands BV (B)	03-27-18	1.464	30,000,000	30,014,070
UBS AG (B)	03-26-18	1.496	44,148,000	44,276,559
UBS AG	03-26-18	1.703	12,335,000	12,355,005

US Bank NA (B)	01-29-18	1.437	5,188,000	5,194,884
Wells Fargo & Company (B)	04-23-18	1.343	29,494,000	29,588,287
Certificate of deposit 6.7%				$135,120,520
(Cost $135,027,090)

Chase Bank USA NA (B)	10-06-17 to 01-09-18	1.543 to 1.625	65,000,000	65,047,025
Wells Fargo Bank NA (B)	01-09-18 to 02-01-18	1.378 to 1.629	70,000,000	70,073,495
Time deposits 5.0%				$100,000,000

(Cost $100,000,000)
Sumitomo Mitsui Banking Corp.	11-08-17 to 01-02-18	1.348 to 1.442	100,000,000	100,000,000
U.S. Government Agency 1.4%				$28,386,193
(Cost $28,388,959)
Federal Agricultural Mortgage Corp. (B)	10-03-17	1.083	8,000,000	8,000,021

Federal Farm Credit Bank (B)	03-02-18 to 09-05-19	1.056 to 1.196	17,270,000	17,266,749

Federal Home Loan Bank	10-11-17	1.029	2,700,000	2,699,330

Federal Home Loan Bank (B)	10-05-18	1.095	420,000	420,093
Asset backed securities 0.1%				$2,355,877
(Cost $2,356,019)
AmeriCredit Automobile Receivables Trust	05-18-18	1.217	2,356,019	2,355,877

	Par value^	Value
Repurchase agreement 0.3%		$4,937,000
(Cost $4,937,000)
Repurchase Agreement with State Street Corp. dated 9-29-17 at 0.340% to be repurchased at $4,937,140 on 10-2-17, collateralized by $4,785,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $5,035,815, including interest)	4,937,000	4,937,000
Total investments (Cost $2,067,279,872) 102.5%		$2,067,347,105
Other assets and liabilities, net (2.5)%		(49,498,043)
Total net assets 100.0%		$2,017,849,062

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Variable rate obligation.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK Collateral Trust	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	315Q3	09/17
This report is for the information of the shareholders of John Hancock Collateral Trust.		11/17

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 17, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 17, 2017